Summary of Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended	2 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended
	Jan. 31, 2010	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012 Sales Revenue, Net [Member] Customers	Dec. 31, 2013 Sales Revenue, Net [Member] Customers	Mar. 31, 2014 Accounts Receivable [Member] Customers	Mar. 31, 2013 Accounts Receivable [Member] Customers	Dec. 31, 2013 Accounts Receivable [Member] Customers	Mar. 31, 2014 Accounts Payable [Member] Vendors	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2013 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2012 Successor [Member] Supplier Concentration Risk [Member]	Dec. 31, 2013 Successor [Member] Supplier Concentration Risk [Member] Suppliers	Nov. 11, 2012 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member] Sales Revenue, Net [Member]	Nov. 11, 2012 Predecessor [Member] Accounts Receivable [Member]	Nov. 11, 2012 Predecessor [Member] Supplier Concentration Risk [Member] Suppliers
Options and warrants to purchase of common stock		3.2	9.3		9.5
Excess in cash FDIC amount					$ 951,000
Security deposit as collateral with financial institution			50,000		50,000								50,000
Number of customer						1	2	1	1	1
Number of suppliers														2	2		3				2
Number of Vendors											4
Concentration Risk, Percentage						100.00%	100.00%	100.00%	100.00%	100.00%	57.00%			66.00%	48.00%	0.00%	65.00%		0.00%	0.00%	72.00%
Expenses related to impairment of long-lived assets		329,000
Provision for contract loss			75,000		100,000								93,000
Southern research fixed contract value	1,227,000
Southern research contract description	Company to provide two 200kw Flex Powerstations ("Turbine 1" and "Turbine 2," respectively) to be installed at two Department of Defense locations in the United States.
Cost of goods sold to unrelated parties												991,000	106,000
Advanced payments received on the contract			701,000		701,000								700,000					991,000
Research and Development Expense			792,000	276,000								138,000	2,257,000					2,301,000
Foreign currency transaction gain					34,000
FDIC Insurance coverage			$ 250,000		$ 250,000